Equity Awards and Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of Options

The following is a summary of option activity under the Company's applicable equity incentive plans and after giving effect to the $1.50 downward exercise price adjustment as a result of the Special Dividend:

		Exercise Price Per Share
	Options		Weighted
	Outstanding	Range	Average
Balance, December 31, 2019	18,691,667	$2.00 – $5.74	$4.47
Option activity:
Granted	10,000	9.34	9.34
Exercised	(4,864,944)	2.00 – 5.74	3.37
Canceled	(223,250)	2.00 – 9.34	5.30
Balance, September 30, 2020	13,613,473	$3.73 – $5.74	$4.85

The following is a summary of options outstanding and exercisable by exercise price under the Company's applicable equity incentive plans as of September 30, 2020 and after giving effect to the $1.50 downward exercise price adjustment as a result of the Special Dividend:

		Weighted
		Remaining
	Number of	Contractual
Exercise	Options	Life
Prices	Outstanding	(in years)	Exercisable
$3.73 – $4.00	5,407,315	1.07	4,424,881
4.01 – 5.74	8,206,158	3.08	2,536,658
Total	13,613,473		6,961,539

For the year ended December 31, 2019 and the nine months ended September 30, 2020, the Company received cash proceeds of $3,612 and $7,776, respectively, related to the exercise of stock options.

The following is a summary of the intrinsic value of options outstanding and exercisable under the Company's applicable equity incentive plans as of September 30, 2020 and after giving effect to the $1.50 downward exercise price adjustment as a result of the Special Dividend:

				Weighted
		Weighted		Remaining
		Average	Aggregate	Contractual
	Number of	Exercise	Intrinsic	Life
	Options	Price	Value	(in years)
Options as of September 30, 2020
Outstanding	13,613,473	$4.85	$361,441	2.3
Exercisable	6,961,539	$4.40	$187,962	1.7

		Exercise Price Per Share
	Options				Weighted
	Outstanding	Range			Average
Balance, December 31, 2017	18,629,380	$0.31	-	$5.38	$3.72
Option activity:
Granted	5,126,000	6.81	-	8.67	6.81
Exercised	(3,738,182)	0.31	-	5.38	1.89
Canceled	(502,750)	0.31	-	8.67	5.04
Balance, December 31, 2018	19,514,448	$1.79	-	$6.81	$4.85
Option activity:
Granted	4,826,000			7.24	7.24
Exercised	(4,731,158)	1.79	-	6.81	2.68
Canceled	(917,623)	1.79	-	7.24	5.82
Balance, December 31, 2019	18,691,667	$3.50	-	$7.24	$5.97

The following is a summary of options outstanding and exercisable by exercise price as of December 31, 2019:

		Weighted
	Number of	Remaining
	Options	Contractual
Exercise Prices	Outstanding	Life (in years)	Exercisable
$3.50 – $4.00	1,978,256	0.39	1,978,256
4.01 – 6.00	7,450,203	1.78	4,469,866
$6.01 – $7.24	9,263,208	3.82	1,125,708
Total	18,691,667		7,573,830

The following is a summary of the intrinsic value of options outstanding and exercisable as of December 31, 2019:

				Weighted
		Weighted	Aggregate	Remaining
	Number of	Average	Intrinsic	Contractual
	Options	Exercise Price	Value	Life (in years)
Options as of December 31, 2019
Outstanding	18,691,667	$5.97	$91,028	2.6
Exercisable	7,573,830	$5.05	$43,852	1.6

Schedule of Stock-based Compensation Expense

Total stock-based compensation expense was as follows:

	Nine Months Ended
	September 30,
	2019	2020
IPO vested restricted stock and RSU expense	$—	$15,445
Stock option expense	4,795	5,849
Restricted stock expense	1,251	2,104
Stock grants expense	—	219
Total pre-tax expense	$6,046	$23,617

Schedule of Valuation Assumptions

	Year Ended	Nine Months Ended
	December 31,	September 30,
	2019	2020
Expected volatility	29.57%	31.04%
Expected dividend yield	1.38%	1.11%
Risk-free interest rate	2.48%	1.31%
Expected term (in years)	3.75	3.75
Weighted average grant date fair value of options issued	$1.66	$2.49

	Year Ended December 31,
	2018	2019
Expected volatility	26.32% – 27.18%	29.57%
Expected dividend yield	1.18%	1.38%
Risk-free interest rate	2.40%	2.48%
Expected term (in years)	3.75	3.75
Weighted average grant date fair value of options issued	$1.46	$1.66